Commitments and contingencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contracted, but not provided for:
Property and equipment	¥ 398,189
Predecessor
Disclosure of contingent liabilities [line items]
Future minimum rentals payable under non-cancellable operating leases on buildings		¥ 2,642,605
Contracted, but not provided for:
Property and equipment		643,175
Within one year | Predecessor
Disclosure of contingent liabilities [line items]
Future minimum rentals payable under non-cancellable operating leases on buildings		194,603
Within 1 year to 5 years | Predecessor
Disclosure of contingent liabilities [line items]
Future minimum rentals payable under non-cancellable operating leases on buildings		666,297
Over 5 years | Predecessor
Disclosure of contingent liabilities [line items]
Future minimum rentals payable under non-cancellable operating leases on buildings		¥ 1,781,705